Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

4.	Related Party Transactions

(a)	During the three months ended June 30, 2013, the Company incurred management fees of $12,000 (2012 - $10,500) to a company controlled by the President of the Company.

(b)	During the three months ended June 30, 2013, the Company incurred management fees of $10,500 (2012 - $9,000) to a company controlled by the Chief Financial Officer of the Company.

(c)	As at June 30, 2013, the Company owes $182,000 (March 31, 2013 - $171,500) to a company controlled by the President of the Company which is non-interest bearing, unsecured, and due on demand.

(d)	As at June 30, 2013, the Company owes $146,000 (March 31, 2013 - $137,000) to a company controlled by the Chief Financial Officer of the Company which is non-interest bearing, unsecured, and due on demand.

(e)	As at June 30, 2013, the Company owes $166 (March 31, 2013 - $166) to the President of the Company which is non-interest bearing, unsecured, and due on demand.

4.	Related Party Transactions

	(a)	During the year ended March 31, 2013, the Company incurred management fees of $43,500 (2012 - $33,000) to a company controlled by the President of the Company.

	(b)	During the year ended March 31, 2013, the Company incurred management fees of $37,500 (2012 - $27,000) to a company controlled by the Chief Financial Officer of the Company.

	(c)	During the year ended March 31, 2013, the Company incurred consulting fees of $36,626 (2012 - $nil) to a director of the Company.

	(d)	As at March 31, 2013, the Company owes $171,500 (2012 - $138,500) to a company controlled by the President of the Company which is non-interest bearing, unsecured, and due on demand.

	(e)	As at March 31, 2013, the Company owes $137,000 (2012 - $108,000) to a company controlled by the Chief Financial Officer of the Company which is non-interest bearing, unsecured, and due on demand.

	(f)	As at March 31, 2013, the Company owes $166 (2012 - $166) to the President of the Company which is non-interest bearing, unsecured, and due on demand.